SUPPLEMENT DATED JULY 22, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective July 21, 2003, the W&R Target Funds, Inc. - Small Cap Portfolio changed its name to:

               W&R Target Funds, Inc. - Small Cap Growth Portfolio